Note 16 - Interest and Finance Costs	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Interest and Finance Costs [Text Block]
16.	Interest and Finance Costs:

The amounts in the accompanying consolidated statements of comprehensive income/(loss) are analyzed as follows (expressed in thousands of U.S. Dollars):

Interest and Finance Costs	Year Ended December 31,
	2014	2015	2016
Gross interest on debt (including $0, $4 and $302, respectively, to related party) (Note 10)	498	503	3,208
Delos termination fee interest (Note 19)	116	101	3
Bank charges and loan commitment fees (including $0, $16 and $207, respectively, to related party)	28	26	262
Amortization and write-off of financing fees	16	538	291
Total	658	1,168	3,764
Less interest capitalized	(208)	(449)	(671)
Total	450	719	3,093